Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 03, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2019
Prospectus Date	rr_ProspectusDate	Oct. 03, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated October 3, 2019 to the

Prospectus
each dated January 31, 2019, as previously supplemented, of the

ETFMG Prime Mobile Payments ETF (IPAY) ETFMG Prime Cyber Security ETF (HACK) ETFMG Drone Economy Strategy ETF (IFLY) ETFMG Video Game Tech ETF (GAMR) ETFMG Prime Junior Silver ETF (SILJ)	Etho Climate Leadership U.S. ETF (ETHO) BlueStar Israel Technology ETF (ITEQ) AI Powered Equity ETF (AIEQ) ETFMG Alternative Harvest ETF (MJ)
(each, a “Fund”, and collectively, the “Funds”)

Effective October 3, 2019, each Fund will engage in securities lending.
As a result of the above change, the Principal Investment Strategies section of the Funds' Prospectus has been supplemented with the following:
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
In addition, the Principal Risks and Additional Risk Information sections of the Funds' Prospectus has been supplemented with the following:
Securities Lending Risk: The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with the cash collateral.
The Additional Information about the Funds' Investment Objectives and Strategies section of the Funds' Prospectus has been supplemented with the following:
The Fund, as part of its securities lending program, may invest collateral in an affiliated series of ETF Managers Trust, ETFMG Sit Ultra Short ETF. ETF Managers Group LLC serves as the investment adviser to ETFMG Sit Ultra Short ETF.
Effective immediately all references to inception date for the following Funds are replaced with the applicable inception date as follows:
ETFMG Prime Cyber Security ETF (HACK) inception date November 11, 2014
BlueStar Israel Technology ETF (ITEQ) inception date November 2, 2015
Etho Climate Leadership U.S. ETF (ETHO) inception date November 18, 2015
ETFMG Alternative Harvest ETF (MJ) inception date December 2, 2015
ETFMG Drone Economy Strategy ETF (IFLY) inception date March 8, 2016
ETFMG Video Game Tech ETF (GAMR) inception date March 8, 2016
ETFMG Prime Mobile Payments ETF (IPAY) inception date July 15, 2015
AI Powered Equity ETF (AIEQ) inception date October 17, 2017
ETFMG Prime Junior Silver ETF (SILJ) inception date November 28, 2012

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Securities Lending Risk: The Fund may engage in securities lending. The Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that the Fund could lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with the cash collateral.

ETFMG Prime Mobile Payments ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Prime Mobile Payments ETF
ETFMG Prime Mobile Payments ETF | ETFMG Prime Mobile Payments ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPAY
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2015
ETFMG Prime Cyber Security ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Prime Cyber Security ETF
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The ETFMG Prime Cyber Security ETF (HACK) Performance Information sections of the Funds' Prospectus and Summary Prospectus has been revised with the following:
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.40% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -19.81% (quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.81%)
ETFMG Prime Cyber Security ETF | ETFMG Prime Cyber Security ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HACK
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 11, 2014
ETFMG Drone Economy Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Drone Economy Strategy
ETFMG Drone Economy Strategy ETF | ETFMG Drone Economy Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IFLY
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016
ETFMG Video Game Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Video Game Tech ETF
ETFMG Video Game Tech ETF | ETFMG Video Game Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAMR
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 08, 2016
ETFMG Prime Junior Silver Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Prime Junior Silver ETF
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The ETFMG Prime Junior Silver ETF (SILJ) Performance Information sections of the Funds' Prospectus and Summary Prospectus has been revised with the following:
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 70.46% (quarter ended March 31, 2016) and the Fund’s lowest return for a calendar quarter was -42.17% (quarter ended June 30, 2013).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	70.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.17%)
ETFMG Prime Junior Silver Miners ETF | ETFMG Prime Junior Silver Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SILJ
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2018
Etho Climate Leadership U.S. ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Etho Climate Leadership U.S. ETF
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETHO
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 18, 2015
BlueStar Israel Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BlueStar Israel Technology ETF
BlueStar Israel Technology ETF | BlueStar Israel Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ITEQ
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 02, 2015
AI Powered Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AI Powered Equity ETF
AI Powered Equity ETF | AI Powered Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIEQ
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 17, 2017
ETFMG Alternative Harvest ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Alternative Harvest ETF
ETFMG Alternative Harvest ETF | ETFMG Alternative Harvest ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MJ
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2015